Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	360 Funds
CIK	dei_EntityCentralIndexKey	0001319067
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Foundry Micro Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Foundry Micro Cap Value Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Foundry Micro Cap Value Fund (the “Fund”) is capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 30, 2014 through December 31, 2014, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	58.00%
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment objective is capital appreciation. The Fund plans to meet its investment objective by investing at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. Equity securities consist of common stock and securities convertible into common stock.

As of December 31, 2014, the median market capitalization of companies included in the Russell Microcap Value Index was approximately $231 million; the average market capitalization for companies contained within the Russell Microcap Value Index was approximately $491.5 million; and the largest stock in the index had a market capitalization of $2.5 billion.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index after fees over a long-term investment horizon. The Adviser plans to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser’s criteria above, the Adviser looks for companies that have a positive catalyst, (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or, there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and, monitoring trade volume.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Micro cap company risk – Stocks of micro cap companies may be very sensitive to changing economic conditions and market downturns because micro cap companies often are less established, have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

• Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• New Fund risk – The Funds were formed in 2014. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

• Securities lending risk – The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

• Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Foundry Micro Cap Value Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMCIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.53%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.76%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	180
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,576
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,624
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,539
Foundry Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Foundry Small Cap Value Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Foundry Small Cap Value Fund (the “Fund”) is capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 30, 2014 through December 31, 2014, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	75.00%
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment objective is capital appreciation. The Fund plans to meet its investment objective by investing at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. Equity securities consist of common stock and securities convertible into common stock.

As of December 31, 2014, the median market capitalization of companies included in the Russell 2000 Value Index was approximately $639.4 million; the average market capitalization for companies contained within the Russell 2000 Value Index was approximately $1.7 billion; and the largest stock in the index had a market capitalization of $4.9 billion.

The Fund seeks to outperform the Russell 2000 Value Index after fees over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is a deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Small company risk – The Fund plans to invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• New Fund risk – The Funds were formed in 2014. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

• Securities lending risk – The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

• Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Foundry Small Cap Value Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSVIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.35%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.84%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	154
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,356
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,288
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,140

[1]	The Adviser may waive such fee for certain qualified retirement plan and fee-based platforms.
[2]	Foundry Partners, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.75% through at least April 30, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.75% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[3]	Foundry Partners, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.50% through at least April 30, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.